Share based compensation - Number of shares warrants give right to for Plan 2021 (Details) - 2021 Plan								12 Months Ended
	Jun. 14, 2023 shares	Apr. 12, 2023 shares	Mar. 24, 2023 shares € / shares	Aug. 08, 2022 shares	Jun. 08, 2022 shares	May 14, 2022 shares	Feb. 21, 2022 shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1								888,490	400,490
Granted	161,398	100,000	200,862	75,000	175,000	72,500	219,000	462,260	536,500
Forfeited								165,125	42,750
Exercised.								2,000
Expired.								64,375	5,750
Outstanding at December 31								1,119,250	888,490
Exercisable at December 31								563,771	267,745
Exercise price | € / shares			€ 5.42					€ 25.31
Percentage Of Warrants With Reduced Exercise Price			75
Percentage Of Warrants With Unchanged Exercise Price			25
Number of warrants granted	161,398	100,000	200,862	75,000	175,000	72,500	219,000	462,260	536,500
Number Of Warrants Not Accepted.							5,000